Leases - Weighted-average Lease Terms and Discount Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Finance leases
Weighted-average remaining lease term (in years)	6 years	5 years 1 month 6 days
Weighted-average discount rate	5.03%	4.62%
Operating leases
Weighted-average remaining lease term (in years)	6 years 4 months 24 days	6 years 2 months 12 days
Weighted-average discount rate	4.91%	4.46%